Average Annual Total Returns - FidelityFreedomBlendFunds-AMCIZComboPRO - FidelityFreedomBlendFunds-AMCIZComboPRO - Fidelity Freedom Blend 2025 Fund	May 30, 2023
Fidelity Advisor Freedom Blend 2025 Fund - Class Z | Return Before Taxes
Average Annual Return:
Past 1 year	(17.24%)
Since Inception	3.32%	[1]
Fidelity Advisor Freedom Blend 2025 Fund - Class C | Return Before Taxes
Average Annual Return:
Past 1 year	(18.88%)
Since Inception	2.19%	[2]
Fidelity Advisor Freedom Blend 2025 Fund - Class M | Return Before Taxes
Average Annual Return:
Past 1 year	(20.51%)
Since Inception	1.88%	[3]
Fidelity Advisor Freedom Blend 2025 Fund - Class A | Return Before Taxes
Average Annual Return:
Past 1 year	(22.20%)
Since Inception	1.56%	[4]
Fidelity Advisor Freedom Blend 2025 Fund - Class A | After Taxes on Distributions
Average Annual Return:
Past 1 year	(23.31%)
Since Inception	0.17%	[4]
Fidelity Advisor Freedom Blend 2025 Fund - Class A | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	(12.65%)
Since Inception	0.99%	[4]
Fidelity Advisor Freedom Blend 2025 Fund - Class I | Return Before Taxes
Average Annual Return:
Past 1 year	(17.19%)
Since Inception	3.24%	[5]
SP001
Average Annual Return:
Past 1 year	(18.11%)
Since Inception	8.55%
F0551
Average Annual Return:
Past 1 year	(16.51%)
Since Inception	3.34%

[1]	E From August 31, 2018
[2]	C From August 31, 2018
[3]	B From August 31, 2018
[4]	A From August 31, 2018
[5]	D From August 31, 2018